Supplement dated November 8, 2024 to the Wilmington Funds Prospectus dated August 31, 2024 (the “Prospectus”)

Effective November 8, 2024, the information in the Prospectus with respect to the Wilmington Municipal Bond Fund and the Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Change

Effective November 8, 2024, Dan Scholl, of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of the Wilmington Municipal Bond Fund and the Wilmington New York Municipal Bond Fund. Accordingly, all references to Mr. Scholl in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated November 8, 2024 to the Wilmington Funds Statement of Additional Information dated August 31, 2024 (the “SAI”)

Effective November 8, 2024, the information in the SAI with respect to the Wilmington Municipal Bond Fund and the Wilmington New York Municipal Bond Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Change

Effective November 8, 2024, Dan Scholl, of Wilmington Trust Investment Advisors, Inc. ceased to be a portfolio manager of the Wilmington Municipal Bond Fund and the Wilmington New York Municipal Bond Fund. Accordingly, all references to Mr. Scholl in the SAI are hereby deleted.

Please keep this Supplement for future reference.